Fees Summary	Oct. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,059,210,000.00
Previously Paid Amount	0.00
Total Fee Amount	92,151.27
Total Offset Amount	29,255.38
Net Fee	$ 62,895.89
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A